Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (105,587)	$ (42,788)
Adjustments for:
Share-based compensation	5,791	10,524
Depletion and amortization	52,786	28,210
Finance costs	6,864	2,281
Gain on disposal of a stream interest	(9,094)
Impairment of assets	166,316	89,000
Share of loss of associates	9,013	6,114
Net (gain) loss on acquisition of investments	(1,934)	2,099
Net gain on disposal of investments	(6,956)	(703)
Net gain on dilution of investments in associates	(1,545)	(30,560)
Change in fair value of financial assets at fair value through profit and loss	7,837	(1,665)
Deferred income tax recovery	(35,970)	(24,150)
Unrealized foreign exchange loss	179	16,211
Settlement of deferred and restricted share units	(3,117)	(5,539)
Other	194	122
Net cash flows provided by operating activities before changes in non-cash working capital items	84,777	49,156
Changes in non-cash working capital items	(2,619)	(440)
Net cash flows provided by operating activities	82,158	48,716
Investing activities
Net (increase) decrease in short-term investments	(10,000)	2,047
Business combination, net of cash acquired		(621,430)
Settlement of derivative financial instruments		(21,072)
Acquisition of investments	(104,746)	(226,766)
Proceeds on disposal of investments	27,043	71,090
Acquisition of royalty and stream interests	(141,101)	(80,119)
Proceeds on sale of a stream interest	159,383
Property and equipment	(105)	(137)
Exploration and evaluation tax credits (expenses), net	3,891	(1,128)
Net cash flows used in investing activities	(65,635)	(877,515)
Financing activities
Issuance of long-term debt		447,323
Issuance of common shares	358	264,278
Issue expenses	(186)	(190)
Financing fees	(791)	(12,619)
Investment from non-controlling interests		1,292
Repayment of long-term debt	(123,475)
Normal course issuer bid purchase of common shares	(31,243)	(1,822)
Dividends paid	(27,809)	(19,325)
Net cash flows (used in) provided by financing activities	(183,146)	678,937
Decrease in cash and cash equivalents before effects of exchange rate changes on cash and cash equivalents	(166,623)	(149,862)
Effects of exchange rate changes on cash and cash equivalents	7,183	(15,682)
Decrease in cash and cash equivalents	(159,440)	(165,544)
Cash and cash equivalents - January 1	333,705	499,249
Cash and cash equivalents - December 31	$ 174,265	$ 333,705